Statement of Operations	Dec. 06, 2024 USD ($)
Operating Expenses [Abstract]
Organizational costs	$ 538,791
Total expenses	538,791
Less: waivers	(538,791)
Net expenses	0
Net investment income	0
Net increase in net assets resulting from operations	$ 0